Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	$ 184,791	$ 209,480
U.S. Treasury Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale		2,001
U.S. Agency Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	84,093	84,012
Taxable Municipals Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,283	2,727
Tax Free Municipal Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	26,966	33,911
Trust Preferred Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,685	1,817
Mortgage-Backed Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	70,764	85,012
Fair Value, Measurements, Recurring [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	184,791	209,480
Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale		2,001
Fair Value, Measurements, Recurring [Member] | U.S. Agency Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	84,093	84,012
Fair Value, Measurements, Recurring [Member] | Taxable Municipals Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,283	2,727
Fair Value, Measurements, Recurring [Member] | Tax Free Municipal Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	26,966	33,911
Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,685	1,817
Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	70,764	85,012
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale		2,001
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale		2,001
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale		2,001
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	183,106	205,662
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	183,106	205,662
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Agency Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	84,093	84,012
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Taxable Municipals Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,283	2,727
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Tax Free Municipal Bonds [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	26,966	33,911
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	70,764	85,012
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,685	1,817
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	1,685	1,817
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member] | Trust Preferred Securities [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Securities available for sale	$ 1,685	$ 1,817